Quarterly Holdings Report
for
Fidelity® Disruptive Finance ETF
August 31, 2023
DRF-NPRT1-1023
1.9907229.100
Common Stocks - 99.8%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 1.2%
Broadline Retail - 1.2%
MercadoLibre, Inc. (a)	386	529,731
FINANCIALS - 86.7%
Banks - 10.6%
DBS Group Holdings Ltd.	58,191	1,433,838
DNB Bank ASA	66,517	1,317,614
FinecoBank SpA	103,465	1,420,354
Pathward Financial, Inc.	9,069	446,830
SVB Financial Group (a)	3,648	292
		4,618,928
Capital Markets - 16.1%
BlackRock, Inc. Class A	2,960	2,073,598
Brookfield Corp. Class A	27,668	943,755
Cboe Global Markets, Inc.	5,298	793,164
Intercontinental Exchange, Inc.	11,537	1,361,251
MSCI, Inc.	1,103	599,613
Tradeweb Markets, Inc. Class A	7,601	656,954
Virtu Financial, Inc. Class A	31,901	597,825
		7,026,160
Consumer Finance - 6.4%
Ally Financial, Inc.	14,994	415,184
Capital One Financial Corp.	17,481	1,789,880
NerdWallet, Inc. (a)	65,669	591,021
		2,796,085
Financial Services - 39.5%
Adyen BV (a)(b)	1,367	1,145,082
Apollo Global Management, Inc.	13,695	1,196,121
AvidXchange Holdings, Inc. (a)	65,100	669,228
Block, Inc. Class A (a)	5,064	291,940
Dlocal Ltd. (a)(c)	133,690	2,866,313
Flywire Corp. (a)	48,002	1,659,909
MasterCard, Inc. Class A	6,184	2,551,766
NMI Holdings, Inc. (a)	38,859	1,112,145
PennyMac Financial Services, Inc. (c)	6,414	460,333
Remitly Global, Inc. (a)	20,113	505,842
Repay Holdings Corp. (a)	56,521	521,124
Shift4 Payments, Inc. (a)	5,700	323,703
Visa, Inc. Class A	11,049	2,714,518
Wise PLC (a)	99,600	807,761
Worldline SA (a)(b)	13,718	447,443
		17,273,228
Insurance - 14.1%
Arch Capital Group Ltd. (a)	16,504	1,268,497
Arthur J. Gallagher & Co.	6,380	1,470,462
Beazley PLC	70,286	486,149
BRP Group, Inc. (a)	69,488	1,847,686
Hiscox Ltd.	85,183	1,076,401
		6,149,195
TOTAL FINANCIALS		37,863,596
INDUSTRIALS - 6.3%
Professional Services - 6.3%
Equifax, Inc.	10,298	2,128,597
Verisk Analytics, Inc.	2,459	595,619
		2,724,216
INFORMATION TECHNOLOGY - 4.2%
Software - 4.2%
Bill Holdings, Inc. (a)	3,100	357,430
Black Knight, Inc. (a)	19,690	1,491,714
		1,849,144
REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.3%
American Homes 4 Rent Class A	15,374	554,079
Real Estate Management & Development - 0.1%
Doma Holdings, Inc. Class A (a)(c)	10,600	67,416
TOTAL REAL ESTATE		621,495
TOTAL COMMON STOCKS (Cost $40,930,869)		43,588,182

Money Market Funds - 5.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (d)	50,469	50,479
Fidelity Securities Lending Cash Central Fund 5.44% (d)(e)	2,129,212	2,129,425
TOTAL MONEY MARKET FUNDS (Cost $2,179,904)		2,179,904

TOTAL INVESTMENT IN SECURITIES - 104.8% (Cost $43,110,773)	45,768,086
NET OTHER ASSETS (LIABILITIES) - (4.8)%	(2,107,489)
NET ASSETS - 100.0%	43,660,597

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,592,525 or 3.6% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	-	2,701,817	2,651,338	5,624	-	-	50,479	0.0%
Fidelity Securities Lending Cash Central Fund 5.44%	334,700	3,920,923	2,126,198	1,408	-	-	2,129,425	0.0%
Total	334,700	6,622,740	4,777,536	7,032	-	-	2,179,904

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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